Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Earnings per share [abstract]
Earnings	£ 672.4	£ 596.1		£ 1,816.6
Weighted average shares used in basic EPS calculation	1,250.5	1,266.2		1,261.1
EPS	£ 0.538	£ 0.471	[1]	£ 1.440	[1]
Diluted earnings	£ 672.4	£ 596.1		£ 1,816.6
Weighted average shares used in diluted EPS calculation	1,259.4	1,279.7		1,275.8
Diluted EPS	£ 0.534	£ 0.466	[1]	£ 1.424	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.